Debt issued designated at fair value (Table)	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Designated Financial Liabilities At Fair Value Through Profit Or Loss
USD million	31.12.20	31.12.19
Issued debt instruments
Equity-linked[1]	41,069	41,722
Rates-linked	11,038	16,318
Credit-linked	1,933	1,916
Fixed-rate	3,604	4,636
Commodity-linked	1,497	1,567
Other	2,101	649
of which: debt that contributes to total loss-absorbing capacity	1,190	217
Total debt issued designated at fair value	61,243	66,809
of which: issued by UBS AG with original maturity greater than one year[2]	46,427	51,031
of which: life-to-date own credit (gain) / loss	418	92
1 Includes investment fund unit-linked instruments issued. 2 Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. 100% of the balance as of 31 December 2020 was unsecured (31 December 2019: more than 99% of the balance was unsecured).

Debt issued designated at fair value
Disclosure Of Financial Liabilities [Line Items]
Maturity analysis for non-derivative financial liabilities
Contractual maturity of carrying amount
USD million	2021	2022	2023	2024	2025	2026–2030	Thereafter	Total 31.12.20	Total 31.12.19
UBS Group AG1
Non-subordinated debt
Fixed-rate	0	0	0	0	0	0	1,375	1,375	217
UBS AG2
Non-subordinated debt
Fixed-rate	4,144	1,473	1,112	512	318	227	1,623	9,409	10,368
Floating-rate	18,145	8,758	5,915	1,727	6,454	6,058	2,471	49,528	55,299
Subtotal	22,289	10,231	7,027	2,239	6,772	6,286	4,094	58,937	65,668
Other subsidiaries[3]
Non-subordinated debt
Fixed-rate	88	7	0	0	0	422	22	539	520
Floating-rate	41	185	126	0	0	0	39	392	404
Subtotal	129	192	126	0	0	422	61	931	924
Total	22,418	10,423	7,153	2,239	6,772	6,708	5,530	61,243	66,809
1 Comprises instruments issued by the legal entity UBS Group AG. 2 Comprises instruments issued by the legal entity UBS AG. 3 Comprises instruments issued by subsidiaries of UBS AG.

UBS AG
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Designated Financial Liabilities At Fair Value Through Profit Or Loss
USD million	31.12.20	31.12.19
Issued debt instruments
Equity-linked[1]	41,069	41,722
Rates-linked	11,038	16,318
Credit-linked	1,933	1,916
Fixed-rate	3,604	4,636
Commodity-linked	1,497	1,567
Other	726	432
Total debt issued designated at fair value	59,868	66,592
of which: issued by UBS AG with original maturity greater than one year[2]	46,427	51,031
of which: life-to-date own credit (gain) / loss	233	82
1 Includes investment fund unit-linked instruments issued. 2 Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. 100% of the balance as of 31 December 2020 was unsecured (31 December 2019: more than 99% of the balance was unsecured).

UBS AG | Debt issued designated at fair value
Disclosure Of Financial Liabilities [Line Items]
Maturity analysis for non-derivative financial liabilities
Contractual maturity of carrying amount
USD million	2021	2022	2023	2024	2025	2026–2030	Thereafter	Total 31.12.20	Total 31.12.19
UBS AG1
Non-subordinated debt
Fixed-rate	4,144	1,473	1,112	512	318	227	1,623	9,409	10,368
Floating-rate	18,145	8,758	5,915	1,727	6,454	6,058	2,471	49,528	55,299
Subtotal	22,289	10,231	7,027	2,239	6,772	6,286	4,094	58,937	65,668
Other subsidiaries[2]
Non-subordinated debt
Fixed-rate	88	7	0	0	0	422	22	539	520
Floating-rate	41	185	126	0	0	0	39	392	404
Subtotal	129	192	126	0	0	422	61	931	924
Total	22,418	10,423	7,153	2,239	6,772	6,708	4,155	59,868	66,592
1 Comprises instruments issued by the legal entity UBS AG. 2 Comprises instruments issued by subsidiaries of UBS AG.